Subsequent Events (Acquisition of property) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] sqft	Feb. 28, 2013 Acquisitions During Subsequent Events Period [Member] Subsequent Event [Member] property sqft	Feb. 28, 2013 Total Portfolio, End of Subsequent Events Period [Member] Subsequent Event [Member] sqft property	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property sqft
Subsequent Event [Line Items]
Real Estate Investment, Aggregate Purchase Price	$ 1,529,811	$ 151,232	$ 1,681,043
Properties in Portfolio [Roll Forward]
Number of Properties in Portfolio, beginning of period		26	533	507
Number of Properties in Portfolio, end of period		26	533	507
Square Footage of Portfolio [Roll Forward]
Area of properties, in square feet, end of period	13,000,000	808,268	13,817,629	13,009,361